Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current
Cash and cash equivalents	$ 5,892	$ 12,539
Short-term investments	13,937	18,252
Trade receivables and other	6,870	7,568
Total current assets	26,699	38,359
Non-current
Mineral, royalty and other interests	374,206	365,477
Hod Maden interest	127,224	177,452
Investments	46,243	60,630
Deferred income tax assets	9,038	13,581
Other long term assets	5,477	2,817
Exploration assets	0	2,599
Total Assets	588,887	660,915
Current
Trade and other payables	4,980	6,438
Non-current
Deferred income tax liabilities	510	2,807
Total liabilities	5,490	9,245
- EQUITY
Share capital	684,722	693,880
Reserves	20,712	23,659
Deficit	(19,263)	(25,135)
Accumulated other comprehensive loss	(102,774)	(40,734)
Total equity	583,397	651,670
Total liabilities and equity	$ 588,887	$ 660,915